BETTER 10Q - CONVERTIBLE PREFERRED STOCK - Convertible Preferred Stock Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2020	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Sep. 30, 2018
Class of Warrant or Right [Line Items]
Convertible preferred stock warrants	$ 2,830	$ 3,096	$ 31,997
Preferred Stock Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	2,485,931	2,485,931	2,485,931
Convertible preferred stock warrants	$ 2,800	$ 3,100	$ 32,000
Preferred Stock Warrants Issued September 2018
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	756,500	756,500	756,500
Strike (in dollars per share)	$ 1.81	$ 1.81	$ 1.81
Convertible preferred stock warrants	$ 1,105	$ 1,256	$ 10,364					$ 170
Preferred Stock Warrants Issued February 2019
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	50,320	50,320	50,320
Strike (in dollars per share)	$ 1.81	$ 1.81	$ 1.81
Convertible preferred stock warrants	$ 73	$ 84	$ 689				$ 12
Preferred Stock Warrants Issued March 2019
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	375,000	375,000	375,000
Strike (in dollars per share)	$ 3.42	$ 3.42	$ 3.42
Convertible preferred stock warrants	$ 375	$ 397	$ 4,703			$ 87
Preferred Stock Warrants Issued April 2019
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	1,169,899	1,169,899	1,169,899
Strike (in dollars per share)	$ 3.42	$ 3.42	$ 3.42
Convertible preferred stock warrants	$ 1,170	$ 1,240	$ 14,671		$ 313
Preferred Stock Warrants Issued March 2020
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	134,212	134,212	134,212
Strike (in dollars per share)	$ 5.00	$ 5.00	$ 5.00
Convertible preferred stock warrants	$ 107	$ 119	$ 1,570	$ 201